STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2013
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

8.     STOCKHOLDERS' EQUITY

Initial Public Offering

        In September 2013, the Company completed its IPO whereby 4,000,000 shares of common stock were sold by the Company and 600,000 shares of common stock were sold by selling stockholders. The public offering price of the shares sold in the IPO was $29.00 per share. The Company did not receive any proceeds from the sales of shares by the selling stockholders. The total gross proceeds from the offering to the Company were $116.0 million. After deducting underwriters' discounts and commissions and offering expenses, the aggregate net proceeds received by the Company totaled approximately $107.9 million. Immediately prior to the closing of the IPO, all shares of the Company's outstanding convertible preferred stock automatically converted into 19,478,932 shares of common stock.

        Convertible Preferred Stock—Convertible preferred stock as of December 31, 2012 consisted of the following (in thousands, except shares and per share data):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value(1)	Liquidation Preference
Series A	10,884,902	10,618,372	$0.9286	$9,788	$9,860
Series B	4,811,855	4,811,855	2.0782	9,935	12,500
Series C	1,116,030	1,116,030	5.8690	6,501	8,187
Series C-1	2,975,228	2,932,675	11.7640	34,393	34,500

	19,788,015	19,478,932		$60,617	$65,047

(1)
Amounts are net of issuance costs.

        The rights, preferences and privileges of the convertible preferred stock as of December 31, 2012 were as follows:

        Voting—The holders of preferred stock are entitled to vote on all matters and are entitled to the number of votes equal to the number of shares of common stock into which each share of preferred stock is then convertible, except as otherwise required by law or as set forth in the Company's amended and restated certificate of incorporation.

        Dividends—The holders of preferred stock are entitled to receive noncumulative dividends at a rate of 8% of the issue price ($0.07429, $0.16626, $0.46952 and $0.94112 per share per annum, respectively), whenever funds are legally available and when, as, and if, declared by the Company's board of directors (the "Board of Directors"). No dividend is to be paid on the common stock at a rate greater than the rate at which dividends are paid on the Preferred Stock (based on the number of shares of common stock into which the preferred stock is convertible on the date the dividend is declared). The dividend on the preferred stock is in preference to dividends paid on the common stock. To date, no such dividends have been declared.

        Liquidation Preference—In the event of any liquidation or winding-up of the Company, the holders of Series C-1 convertible preferred stock shall be entitled to receive, prior and in preference to any distribution to the other preferred or common holders, an amount of $11.7640 per share for each share of Series C-1 convertible preferred stock, as adjusted for any recapitalization events, plus the amount of any declared but unpaid dividends. If the distribution is insufficient to permit the payment to such holders of the full Series C-1 convertible preferred stock preference amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series C-1 convertible preferred stock, in proportion to the number of shares of Series C-1 convertible preferred stock held by each of them.

        After payment in full to the holders of the Series C-1 convertible preferred stock, the holders of Series C convertible preferred stock shall be entitled to receive, prior and in preference to any distribution to the other preferred or common holders, an amount of $7.33625 per share for each share of Series C convertible preferred stock, as adjusted for any recapitalization events, plus the amount of any declared but unpaid dividends. If the distribution is insufficient to permit the payment to such holders of the full Series C convertible preferred stock preference amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of Series C convertible preferred stock, in proportion to the number of Series C convertible preferred stock held by each of them.

        After payment in full to the holders of the Series C convertible preferred stock, the holders of Series B convertible preferred stock shall be entitled to receive, prior and in preference to any distribution to the other preferred or common holders, an amount of $2.59775 per share for each share of Series B convertible preferred stock, as adjusted for any recapitalization events, plus the amount of any declared but unpaid dividends. If the distribution is insufficient to permit the payment to such holders of the full Series B convertible preferred stock preference amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of Series B convertible preferred stock, in proportion to the number of Series B convertible preferred stock held by each of them.

        After payment in full to the holders of the Series B convertible preferred stock, the holders of Series A convertible preferred stock shall be entitled to receive, prior and in preference to any distribution to the common holders, an amount of $0.9286 per share for each share of Series A convertible preferred stock, as adjusted for any recapitalization events, plus the amount of any declared but unpaid dividends. If the distribution is insufficient to permit the payment to such holders of the full Series A convertible preferred stock preference amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of Series A convertible preferred stock, in proportion to the number of Series A convertible preferred stock held by each of them.

        After payment in full to the holders of Series C-1 convertible preferred stock, Series C convertible preferred stock, Series B convertible preferred stock and Series A convertible preferred stock, any remaining assets and funds of the Company legally available for distribution shall be distributed to the holders of common stock, ratably in proportion to the shares of common stock then held by each.

        Conversion—The preferred stock is convertible, at the option of the holder, at any time into shares of common stock. As of December 31, 2011 and 2012, the preferred stock was convertible into common stock on a one-for-one basis. The conversion price is subject to adjustment as provided below.

        The preferred stock automatically converts into common stock at the then-applicable conversion price in the event of an underwritten public offering of shares of common stock at a public offering price per share (net of underwriter's discounts, concessions, commissions and expenses) that would yield a valuation of the Company of at least $100.0 million and which would result in net proceeds to the company greater than $20.0 million (as adjusted for stock splits, dividends, recapitalizations and similar events). The preferred stock may also be converted upon the consent of a super majority of the holders of outstanding preferred stock; provided that the Series C-1 preferred stock shall not be converted without the consent of a majority of the holders of outstanding shares of series C-1 preferred stock.

        Protective Provisions—The conversion price of the preferred stock is subject to adjustment to prevent dilution in the event that the Company issues additional shares (other than shares or options issued to employees or consultants, lenders, suppliers, financial institutions, or in connection with the acquisition of a company or technology (in each case as approved by the Board of Directors)) at a purchase price less than the then-applicable conversion price. The conversion price is subject to adjustment on a broad-based weighted-average basis in the event of issuances below the then-applicable conversion price.

        Warrants—In April 2010, the Company issued a fully vested warrant to purchase 161,553 shares of Series A preferred stock at an exercise price of $0.9286 per share. The warrant was issued in connection with the Company entering into a loan and security agreement. The warrant expires 10 years from the date of issuance. The fair value of the warrant at issuance was $22,000 based on the Company's option-pricing model, which approximates a binomial lattice model, using the weighted-average assumptions of 0% dividend yield, 70.5% volatility, risk-free interest rate of 3.96% and contractual life of 10 years. The warrant was outstanding as of December 31, 2012.

        On September 25, 2013, upon closing of the Company's IPO, the warrant converted from a warrant to purchase Series A preferred stock to shares of common stock, and the liability at its then fair value of $4.5 million was reclassified to additional paid-in capital. Prior to this date, all changes in the fair value of the warrant were recorded in other income (expense) in the accompanying unaudited condensed consolidated statements of operations.

        In April 2010, the Company issued a fully vested warrant to purchase 104,997 shares of Series A convertible preferred stock at an exercise price of $0.9286 per share. The warrant was issued in connection with the Company obtaining a line of credit. The warrant expires 10 years from the date of issuance. The fair value of the warrant at issuance was $10,000 based on the Company's option-pricing model, which approximates a binomial lattice model, using the weighted-average assumptions of 0% dividend yield, 70.5% volatility, risk-free interest rate of 3.33% and contractual life of seven years. The warrant was outstanding as of December 31, 2012.

        On September 25, 2013, upon closing of the Company's IPO, the warrant converted from a warrant to purchase Series A preferred stock to a warrant to purchase common stock and the liability at its then fair value of $2.9 million was reclassified to additional paid-in capital. Prior to this date, all changes in the fair value of the warrant were recorded in other income (expense) in the accompanying unaudited condensed consolidated statements of operations.

        On September 25, 2013, following the closing of the IPO, the warrant to purchase common stock was exercised, resulting in the issuance of 104,997 shares of the Company's common stock.

        A reconciliation of the convertible preferred stock warrants measured and recorded at fair value can be found in Note 2.

        Reserved Shares of Common Stock—The Company's shares of capital stock reserved for issuance as of December 31, 2012 were as follows:

December 31, 2012
Series A convertible preferred stock	10,618,372
Series B convertible preferred stock	4,811,855
Series C convertible preferred stock	1,116,030
Series C-1 convertible preferred stock	2,932,675
Conversion of Series A convertible preferred stock warrants	266,530
Stock options outstanding	5,832,705
Stock options available for grant	14,738

Total shares reserved	25,592,905

        2008 Equity Incentive Plan—The 2008 Equity Incentive Plan (the "2008 Plan") provides for the grant of incentive stock options and nonqualified stock options. The compensation committee of the Board of Directors has the authority to approve the employees and nonemployees to whom options are granted and determine the terms of each option, including (i) the number of shares of common stock subject to the option; (ii) when the option becomes exercisable; (iii) the option exercise price, which, in the case of incentive stock options, must be at least 100% of the fair market value of the common stock as of the date of grant; and (iv) the duration of the option (which, in the case of incentive stock options, may not exceed 10 years). Options granted under the 2008 Plan generally vest over four years and expire no later than 10 years from the date of grant. As of December 31, 2011 and 2012, 33,080, 14,738 shares of common stock, respectively, were available for future grant under the 2008 Plan. The Company has terminated the 2008 Plan for future use and provided that no further equity awards are to be granted under the 2008 Plan. All outstanding awards under the 2008 Plan will continue to be governed by their existing terms.

        Under the terms of the 2008 Plan, employees may be granted rights to exercise unvested options. Upon termination of service, an employee's unvested shares may be repurchased by the Company at the original purchase price. As of December 31, 2011 and 2012, and as of September 30, 2013, 170,543, 449,622 and 380,478 unvested shares, respectively, were subject to repurchase. During the years ended December 31, 2011 and 2012, and the nine months ended September 30, 2013, the Company repurchased 6,250, 8,959 and 8,958 shares of unvested stock, respectively.

        2013 Equity Incentive Plan—The Company's board of directors adopted and the Company's stockholders approved a 2013 Equity Incentive Plan (the "2013 Plan"), and the 2013 Plan became effective September 18, 2013. The 2013 Plan permits the grant of incentive stock options, within the meaning of Section 422 of the Code to the Company's employees and any parent and subsidiary corporations' employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to the Company's employees, directors and consultants and the Company's parent and subsidiary corporations' employees and consultants.

        Under the 2013 Plan, a total of 5,000,000 shares of common stock have been reserved for issuance. In addition, the shares to be reserved for issuance under the 2013 Plan will also include shares subject to stock options or similar awards granted under the 2008 Plan that expire or terminate without having been exercised in full and shares issued pursuant to awards granted under the 2008 Plan that are forfeited to or repurchased by the Company (provided that the maximum number of shares that may be added to the 2013 Plan pursuant to this sentence is 7,900,000 shares).

        The number of shares available for issuance under the 2013 Plan will also include an annual increase on the first day of each fiscal year beginning in 2014, equal to the least of (i) 4,000,000 shares; (ii) 5% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or (iii) such other amount as the Company's board of directors may determine.

        The compensation committee of the board of directors has the authority to approve the employees and other service providers to whom equity awards are granted and to determine the terms of each award, subject to the terms of the 2013 Plan. The compensation committee may determine the number of shares subject to an award, except that the 2013 Plan provides certain limits on the number of awards that may be granted to non-employee members of the board of directors under the 2013 Plan in any fiscal year. Options and stock appreciation rights granted under the 2013 Plan must have a per share exercise price equal to at least 100% of the fair market value of a shares of the common stock as of the date of grant and may not expire later than 10 years from the date of grant.

        The following table summarizes option award activity:

	Number of Shares Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
Balance at January 1, 2011	1,797,283	$0.20	9.2	$135
Options granted (weighted average fair value of $0.75 per share)	1,799,350	0.92
Options exercised	(339,354)	0.59
Options forfeited	(449,917)	0.68

Balance at December 31, 2011	2,807,362	$0.55	8.9	$4,212
Options granted (weighted average fair value of $5.32 per share)	3,962,055	5.20
Options exercised	(747,658)	1.02
Options forfeited	(189,054)	1.64

Balance at December 31, 2012	5,832,705	$3.65	9.1	$44,073
Options granted (weighted average fair value of $9.99 per share)(*)	2,198,848	13.51
Options exercised(*)	(388,115)	3.26
Options forfeited(*)	(238,624)	3.93

Balance at September 30, 2013(*)	7,404,814	$6.59	8.7	$349,123

*
unaudited

	Number of Shares Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
Options vested and expected to vest—December 31, 2012	5,148,950	$3.58	9.0	$39,307
Options vested and exercisable—December 31, 2012	1,510,615	$1.97	8.2	$13,951
Options vested and expected to vest—September 30, 2013(*)	6,747,026	$6.41	8.7	$319,308
Options vested and exercisable—September 30, 2013(*)	2,372,008	$2.72	7.9	$121,010
*
unaudited

        Aggregate intrinsic value represents the difference between the Company's estimated fair value of its common stock and the exercise price of outstanding in-the-money options. The total intrinsic value of options exercised was approximately $0.1 million and $1.1 million for the years ended December 31, 2011 and 2012, respectively, and $10.9 million for the nine months ended September 30, 2013.

        A summary of options outstanding and vested as of December 31, 2012 is as follows:

	Options Outstanding		Options Vested and Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Life (in Years)	Number Vested and Exercisable	Weighted- Average Life (in Years)
$0.13	50,000	6.0	50,000	6.0
$0.16	613,816	7.0	449,361	7.0
$0.27	603,634	7.9	327,622	7.9
$1.07	1,312,855	8.8	305,045	8.6
$2.97	308,250	9.5	250	9.5
$3.55	214,000	9.6	—	—
$6.58	2,730,150	9.9	378,337	9.9

	5,832,705	9.1	1,510,615	8.2

        Employee Stock-based Compensation—The fair value of options on the date of grant is estimated based on the Black-Scholes option-pricing model using the single-option award approach with the weighted-average assumptions set forth below. Expected term represents the period that the Company's stock-based awards are expected to be outstanding and is determined based on the simplified method. Volatility is estimated using comparable public company volatility for similar option terms. The risk-free interest rate is determined using a U.S. Treasury rate for the period that coincides with the expected term.

        As the Company has never paid cash dividends, and at present, has no intention to pay cash dividends in the future, expected dividends are zero. Expected forfeitures are based on the Company's historical experience. The Company uses the straight-line method for expense recognition.

        The assumptions used to value stock-based awards granted to employees were as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
(unaudited)
Expected term (years)	5.4–6.1	5.3–7.3	5.9–6.1	5.3–6.6
Volatility	56.1%–66.7%	61.2%–63.4%	62.3%–62.9%	58.2%–64.9%
Risk-free interest rate	1.1%–3.1%	0.7%–1.2%	0.85%–1.21%	1.04%–1.88%
Dividend yield	—	—	—	—

        The following table summarizes the allocation of stock-based compensation and restricted stock for employees and non-employees in the accompanying consolidated statements of operations (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
	(in thousands)
			(unaudited)
Cost of revenue	$7	$37	$20	$211
Research and development	8	734	111	1,266
Sales and marketing	66	1,100	196	2,471
General and administrative	83	1,450	200	2,305

Total(*)	$164	$3,321	$527	$6,253

(*)
The table above includes the impact of the issuance of restricted stock at fair value.

        As of December 31, 2011 and 2012, and as of September 30, 2013, unamortized stock-based compensation expense related to unvested common stock options was $0.7 million, $12.5 million and $23.3 million, respectively. The weighted-average period over which such stock-based compensation expense will be recognized is approximately 3.1 years.

        Options to Nonemployees—The Company did not grant any stock options to nonemployees for the years ended December 31, 2011 and 2012, or for the nine months ended September 30, 2012. For the nine months ended September 30, 2013, the Company granted options to purchase a total of 8,500 shares of common stock to nonemployees. The definition of an employee includes a nonemployee director of the Company. Stock options granted to non-employees are recorded at their fair value on the measurement date. The measurement of stock-based compensation is subject to periodic adjustment as the underlying equity instruments vest. The fair value of options granted to consultants is expensed when vested.

        The Company recorded stock-based compensation expense for options issued to non-employees under the 2008 Plan of approximately $0 and $0.1 million for the years ended December 31, 2011 and 2012, respectively, and $0 and $0.1 million for the nine months ended September 30, 2012 and 2013, respectively. Options to nonemployees of 12,400 and 8,900 were outstanding as of December 31, 2012 and September 30, 2013, respectively.

        Restricted Stock—Pursuant to restricted stock purchase agreements, the Company issued a total of 68,815 and 13,571 shares for the year ended December 31, 2011 and 2012, respectively, and 11,571 and no shares for the nine months ended September 30, 2012 and 2013, respectively.

        Restricted Stock Units (RSUs)—During the nine months ended September 30, 2013, the Company granted 51,382 RSUs. For the nine months ended September 30, 2013, the Company recognized stock-based compensation expense associated with the RSUs of $0.1 million. At September 30, 2013, unrecognized compensation expense related to the RSUs was $0.9 million. The unrecognized compensation expense will be amortized on a straight-line basis through 2017.

Employee Stock Purchase Plan

        In August 2013, the Company's board of directors adopted and the stockholders approved the Company's 2013 Employee Stock Purchase Plan (the "ESPP"), which became effective upon adoption by the Company's board of directors. The ESPP allows eligible employees to purchase shares of the Company's common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The offering periods generally start on the first trading day on or after June 1 and December 1 of each year and end on the first trading day on or before November 30 and May 31 approximately six months later. The administrator may, in its discretion, modify the terms of future offering periods. The first offering period started October 1, 2013 and will end on May 31, 2014. At the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company's common stock on the first trading day of the offering period or on the last day of the offering period. There were no offerings of share purchase rights to employees under the ESPP for the nine months ended September 30, 2013.